Other Income and Expense (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Northeast G&P [Member] | Producer claim [Member]
Segment Reporting Information [Line Items]
Settlement in principle of a pending producer claim	$ 25	$ 0	$ 0
Atlantic-Gulf [Member]
Segment Reporting Information [Line Items]
Amortization of regulatory asset associated with asset retirement obligations	30	7	6
Project feasibility costs	4	21	10
Capitalization of project feasibility costs previously expensed	(1)	(19)	(11)
Atlantic-Gulf [Member] | Asset Impairment for Regulatory Action [Member]
Segment Reporting Information [Line Items]
Write-off of the Eminence abandonment regulatory asset not recovered through rates	12	0	0
Insurance recoveries	(16)	0	0
Charges related to leak at storage facility	3	2	15
NGL & Petchem Services [Member] | Geismar Incident [Member]
Segment Reporting Information [Line Items]
Insurance recoveries	(50)
Net insurance recoveries associated with the Geismar Incident	(40)	0	0
Insurance deductible expense	13
Insurable Expenses in Excess of our Deductibles	10
NGL & Petchem Services [Member] | Geismar Incident [Member] | Property Damage And Business Interruption Coverage [Member]
Segment Reporting Information [Line Items]
Maximum insurance recoverable amount	500
NGL & Petchem Services [Member] | Geismar Incident [Member] | Property Damage [Member]
Segment Reporting Information [Line Items]
Insurance deductibles	10
NGL & Petchem Services [Member] | Geismar Incident [Member] | Business Interruption [Member]
Segment Reporting Information [Line Items]
Duration of waiting period before business interruption coverage begins	60 days
NGL & Petchem Services [Member] | Geismar Incident [Member] | General Liability Coverage [Member]
Segment Reporting Information [Line Items]
Maximum insurance recoverable amount	610
Insurance deductibles	2
NGL & Petchem Services [Member] | Geismar Incident [Member] | Workers Compensation Coverage [Member]
Segment Reporting Information [Line Items]
Insurance deductibles	$ 1